TAXES ON INCOME (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before taxes on income	$ 168,002	$ 76,132	$ 62,041
InMode Ltd. [member]
Income before taxes on income	163,370	72,712	59,320
Subsidiaries outside Israel [Member]
Income before taxes on income	$ 4,632	$ 3,420	$ 2,721